OTHER LONG-TERM LIABILITIES - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement and Curtailment Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Retirement Indemnity Plans, France [Member]
Projected Benefit obligations at beginning of year	€ 934	€ 1,080	€ 1,111
Service cost	67	84	90
Interest cost	34	11	6
Actuarial (gain) or loss	66	(241)	(72)
Benefits paid	(17)		(56)
Projected Benefit obligations at end of year	1,084	934	1,080
Unrecognized actuarial (gain) loss	(146)	(219)	22
Unrecognized prior service cost	13	14	16
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Projected Benefit obligations at beginning of year	1,219	1,302	1,310
Service cost	114	112	120
Interest cost	13	7	7
Actuarial (gain) or loss	4	(30)
Benefits paid	(76)	(75)	(97)
Plan Amendments	74
Exchange rate impact	(122)	(95)	(39)
Projected Benefit obligations at end of year	1,227	1,219	1,302
Unrecognized actuarial (gain) loss	81	€ 86	€ 126
Unrecognized prior service cost	€ 74